Trade receivables, contract assets and other receivables	12 Months Ended
Dec. 31, 2025
Trade receivables, contract assets and other receivables
Trade receivables, contract assets and other receivables

12.Trade receivables, contract assets and other receivables

	As at December 31
(in EUR 000)	2025	2024
Trade receivables	5,254	3,382
Contract assets	764	—
Allowance for expected credit loss	(503)	—
Advance payments	307	734
R&D incentive receivable (Australia)	111	155
VAT receivable	614	741
Current tax receivable	811	967
Foreign currency swaps and forwards	4	—
Other	362	177
Total trade receivables, contract assets and other receivables	7,724	6,156

The increase of €1.6 million in trade receivables, contract assets and other receivables as at December 31, 2025 is mainly the result of an increase in trade receivables and contract assets of €2.6 million, as a result of an increase in revenue by the Company. The increase is offset by a decrease in advance payments of €427,000, a decrease in VAT receivable of €127,000 and a decrease in current tax receivables of €156,000.

For the period ended December 31, 2025, an allowance for expected credit loss on contract assets was booked for an amount of €0.5 million. This amount is included in Selling, General and Administrative expenses.

The Company can include unbilled receivables in its accounts receivable balance. Generally, these receivables represent earned revenue from products delivered to customers, which will be billed in the next billing cycle. All amounts are considered collectible and billable. As at December 31, 2025 and December 31, 2024, there were no unbilled receivables included in the trade receivables.

As of June 30, 2025, the Company has reclassified €1.5 million trade receivables to contract assets in connection with certain customer contracts for the Genio system. As at December 31, 2025, the contract assets amounts to €0.8 million. Under these contracts, the Company has transferred control of the Genio system to the customer and issued the related invoices. However, under the contractual terms, the invoices become payable upon the implantation of the Genio system in the patient by the customer. As the right to consideration is therefore not unconditional, the related amounts do not meet the criteria for recognition as trade receivables in accordance with IFRS 15. No corrections on December 31, 2024 figures were performed as considered immaterial in view of presentation in the financial statements.

R&D incentive receivables relates to incentives received in Australia as support to the clinical trials and the development of the Genio system.

The current tax receivable relates to excess payment of corporate income tax in Belgium.

We refer to note 21.1 for more details on the foreign currency swaps.